Loan Receivable (Details) - USD ($)	Oct. 15, 2025	Dec. 31, 2025	Dec. 31, 2024
Loan Receivable (Details) [Line Items]
Percentage of bears interest	0.25%
Other receivables	$ 200,000
Related Party [Member]
Loan Receivable (Details) [Line Items]
Loan Provided	$ 2,000,000